UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	February 13, 2009

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      28
Form 13F Information Table Value Total:      $96867

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
A H BELO CORP			COM CL A	001282102	3899	1674805	SH		SOLE			1674805
BELO CORP			COM SER A	080555105	2838	1265005	SH		SOLE			1265005
CREDIT SUISSE ASSET MGMT INC	COM		224916106	3003	1726630	SH		SOLE			1726630
DREYFUS HIGH YIELD STRAT	SH BEN INT	26200S101	1575	876063	SH		SOLE			876063
EDCI HLDGS INC			COM		268315108	828	223345	SH		SOLE			223345
FIRST TR/FOUR CRNRS SR FLT R	COM SHS		33733U108	5024	614053	SH		SOLE			614053
FRANKLIN UNVL TRSH BEN		SH BEN INT	355145103	5187	1379067	SH		SOLE			1379067
GLOBAL INDUSTRIES LTD		COM		379336100	5029	1414265	SH		SOLE			1414265
INFOCUS CORP			COM		45665B106	1334	1408279	SH		SOLE			1408279
KVH INDUSTRIES INC		COM		482738101	7245	1311903	SH		SOLE			1311903
MFS CHARTER INCOME TR		SH BEN INT	552727109	3170	431900	SH		SOLE			431900
MFS INTERMARKET INCOME TRUST	SH BEN INT	59318R103	1786	260426	SH		SOLE			260426
OPNET TECHNOLOGIES INC		COM		683757108	5540	460197	SH		SOLE			460197
PFIZER INCORPORATED		COM		717081103	6540	359570	SH		SOLE			359570
PHOENIX COS INC NEW		COM		71902E109	2011	614980	SH		SOLE			614980
PUTNAM MANAGED MUN INCM TR   	SH BEN INT	746823103	4456	852474	SH		SOLE			852474
PUTNAM MUN OPPTYS TR		SH BEN INT	746922103	302	34620	SH		SOLE			34620
QAD INCORPORATED        	COM		74727D108	3911	855504	SH		SOLE			855504
RAM HOLDINGS LTD		SHS		G7496G103	239	399865	SH		SOLE			399865
RMR ASIA REAL ESTATE FUND	COM BEN INT	74964Q101	2535	365037	SH		SOLE			365037
STONE ENERGY CORP		COM		861642106	3246	294550	SH		SOLE			294550
TECUMSEH PRODUCTS CO		CL A		878895200	437	45644	SH		SOLE			45644
TECUMSEH PRODUCTS CO		CL B		878895101	1509	158060	SH		SOLE			158060
TEJON RANCH CO DEL		COM		879080109	6284	231813	SH		SOLE			231813
TOLLGRADE COMMUNICATIONS INC	COM		889542906	2930	652517	SH		SOLE			652517
UNIT CORP			COM		909218109	4299	160875	SH		SOLE			160875
VAN KAMPEN DYNAMIC CR OPPORT	COM		921166104	7174	914174	SH		SOLE			914174
WASHINGTON POST CO		CL B		939640108	4537	10408	SH		SOLE			10408